INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Federal Income Tax Benefit
	January 31, 2017	January 31, 2016
Federal income tax benefit attributable to:
Current Operations	$16,290	$31,462
Less: valuation allowance	(16,290)	(31,462)
Net provision for Federal income taxes	$—	$—

Schedule of Deferred Tax Asset
	January 31, 2017	January 31, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$67,250	$50,962
Less: valuation allowance	(67,250)	(50,962)
Net deferred tax asset	$—	$—